Schedule IV - Mortgage Loans on Real Estate Schedule IV - Mortgage Loans on Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Maximum
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.47%
Individual mortgage loan to total carrying amount for all mortgage loans, maximum limitation percentage	3.00%
Retail
Mortgage Loans on Real Estate [Line Items]
Face Amount of Mortgages	$ 68,037,000	[1]
Carrying Amount of Mortgages	73,438,000	[1],[2]
Aggregate cost for federal income tax purposes	83,900,000
Changes in the carrying amount of mortgage loans receivable
Balance, beginning of period	76,745,000		79,778,000	82,500,000
Additions:
New mortgage loans	0		0	0
Premium on new mortgage loans and capitalized loan costs	0		0	0
Acquisition costs related to investment in mortgage notes receivable	0		0	0
Deductions:
Collections of principal	(2,585,000)		(2,328,000)	(2,035,000)
Amortization of premium and capitalized loan costs	(722,000)		(705,000)	(687,000)
Balance, end of period	73,438,000		76,745,000	79,778,000
Retail | Cracker Barrel Notes
Mortgage Loans on Real Estate [Line Items]
Interest Rate	9.84%	[1],[3]
Face Amount of Mortgages	38,969,000	[1],[3]
Carrying Amount of Mortgages	41,529,000	[1],[2],[3]
Number of properties securing loans	23
Number of states in which properties are located	16
Retail | KFC Notes
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.47%	[1],[4]
Face Amount of Mortgages	18,179,000	[1],[4]
Carrying Amount of Mortgages	19,912,000	[1],[2],[4]
Number of properties securing loans	20
Number of states in which properties are located	9
Retail | O’Reilly Notes
Mortgage Loans on Real Estate [Line Items]
Minimum Interest Rate	8.60%	[1],[5]
Maximum Interest Rate	9.35%	[1],[5]
Face Amount of Mortgages	10,889,000	[1],[5]
Carrying Amount of Mortgages	$ 11,997,000	[1],[2],[5]
Number of properties securing loans	26
Number of states in which properties are located	2

[1]	No individual mortgage loan exceeds three percent of the total of the carrying amount for all mortgage loans.
[2]	The aggregate cost for federal income tax purposes is $83.9 million.
[3]	The Cracker Barrel Notes are secured by 23 restaurant properties located in 16 states.
[4]	The KFC Notes are secured by 20 restaurant properties located in nine states.
[5]	The O’Reilly Notes are secured by 26 commercial retail properties located in two states.